Equity, Capital and Other Interests Equity, Capital and Other Interests Text (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 23, 2006
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 44,300,000	$ 44,300,000		$ 44,300,000	$ 44,300,000
Additional Common Shares Authorized	9,172,314
Common Stock Capital Shares Reserved For Future Issuance Under Share Offering Program	17,000,000
Common Shares Added To Atm Program	5,700,000
Stock Issued During Period, Shares, New Issues	3,866,666	6,200,000	3,500,000
Average Price Per Common Share Issued	$ 52.23	$ 47.45	$ 35.38
Stock Issued During Period, Value, New Issues	201,941,887	291,900,000	123,700,000
Units Issued During Period New Issues	3,866,666	6,200,000	3,500,000
Shares not settled	505,438		1,100,000
Consideration From Shares Not Settled	28,456,929		37,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	12,980,741
Stock Repurchase Program, Remaining Authorized Repurchase Amount	464,600,000
Repurchased and retired	0	(58,130)	(47,450)
Treasury Stock Acquired, Average Cost Per Share		$ 32.46	$ 23.69
Value Of Stock Repurchased And Retired		1,900,000	1,100,000
Preference Units Converted			7,367
Units Issued Conversion Preference Units			7,517
Annual Divident Per Unit			$ 1.17
Issuance Of Units To Noncontrolling Interests		188,571
Price Per Unit Issued		$ 39.15
Proceeds from Issuance of Common Limited Partners Units		7,400,000
Contract Value Per Op Unit		$ 35.00
Partially Owned Properties Acquired Properties	3	2	5
Partially Owned Units Acquired Units	1,351	432	1,587
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,597,111,000	1,554,570,000	9,200,000
Reduction Of Paid In Capital	4,800,000	16,900,000	1,500,000
Reduction In Partially Owned Properties	8,000,000	200,000	11,700,000
Partially owned development projects acquired from outside partner		1
Land parcels acquired from outside partner		1
Issuance Of Units To Noncontrolling Interests to Buyout Interest		1,129	32,061
Issue Price Operating Partnership Unit	0	8,200,000	800,000
partially owned properties increase in ownership number of properties		3	2
Issuance Price OP Units to Increase Ownership		800,000	800,000
Cash Consideration Equity Buyout		15,300,000	2,100,000
Reduction In Other Liabilities		200,000
General And Limited Partner [Member]
Repurchased and retired	0	(58,130)	(47,450)
Units Issued Conversion Preference Units	0	0	7,517
Partner Buyout [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	12,800,000	700,000
Issue Price Operating Partnership Unit		50,000
Joint Venture Partner [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 75,700,000
Issuance Of Units To Noncontrolling Interests to Buyout Interest		15,948